Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	11,262.00
Total Fee Amount	20,715.00
Total Offset Amount	9,290.00
Net Fee	$ 163.00